Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Dec. 29, 2012
A T B C | Fidelity International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fit_SupplementTextBlock	Supplement to the
Fidelity Advisor® International Growth Fund
Class A, Class T, Class B, and Class C
December 29, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section on page 4.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.79%	0.79%	0.79%	0.79%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.54%	0.56%	0.56%	0.54%
Total annual operating expenses	1.58%	1.85%	2.35%	2.33%
Fee waiver and/or expense reimbursementA	0.13%	0.15%	0.15%	0.13%
Total annual operating expenses after fee waiver and/or expense reimbursement	1.45%	1.70%	2.20%	2.20%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:

Class A	Class T	Class B	Class C
1.45%	1.70%	2.20%	2.20%

These arrangements will remain in effect through December 31, 2014. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

The following information replaces similar information found in the "Fund Summary" section on page 4.

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 714	$ 714	$ 517	$ 517	$ 723	$ 223	$ 323	$ 223
3 years	$ 1,028	$ 1,028	$ 891	$ 891	$ 1,013	$ 713	$ 710	$ 710
5 years	$ 1,370	$ 1,370	$ 1,297	$ 1,297	$ 1,436	$ 1,236	$ 1,229	$ 1,229
10 years	$ 2,331	$ 2,331	$ 2,426	$ 2,426	$ 2,387	$ 2,387	$ 2,652	$ 2,652